CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Unconsolidated VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Maximum Exposure to Loss	$ 200,694	$ 57,193
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Carrying Amount	200,694	57,193
VIE Assets	$ 3,911,589	$ 1,330,396